Restructuring (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
in € m.	2017	2016	2015
Corporate & Investment Bank	(82)	(292)	(128)
Private & Commercial Bank	(360)	(141)	(585)
Deutsche Asset Management	(6)	(47)	2
Non-Core Operations Unit	0	(4)	1
Total Net Restructuring Charges	(447)	(484)	(710)

Net Restructuring by Type [text block table]
in € m.	2017	2016	2015
Restructuring – Staff related	(430)	(491)	(663)
thereof:
Termination Benefits	(402)	(432)	(602)
Retention Acceleration	(26)	(54)	(61)
Social Security	(2)	(5)	(0)
Restructuring – Non Staff related	(17)	7	(46)
Total Net Restructuring Charges	(447)	(484)	(710)

Organizational Changes [text block table]
Full-time equivalent staff	2017	2016	2015
Corporate & Investment Bank	502	356	237
Private & Commercial Bank	1,054	453	141
Deutsche Asset Management	38	101	22
Non-Core Operations Unit	0	0	1
Infrastructure/Regional Management	451	541	261
Total full-time equivalent staff	2,045	1,451	662